Financial Risk Management (Details)	12 Months Ended
Mar. 31, 2026
Market risk - foreign exchange
Disclosure of financial risk management [Line Items]
Source of exposure	Recognized financial assets and liabilities denominated in foreign currencies.
Measurement	Cash flow forecasting.Sensitivity analysis.
Management	Foreign currencyforwards and foreign currency options
Market risk - interest rate
Disclosure of financial risk management [Line Items]
Source of exposure	Borrowings at variable rates.
Measurement	Sensitivity analysis
Management	Interest rate swaps.Asset-liability management.
Market risk - electricity prices
Disclosure of financial risk management [Line Items]
Source of exposure	Highly probable forecast electricity purchases at spot price
Measurement	Cash flow forecasting.Sensitivity analysis.
Management	Fixed-price physical power purchase agreements
Credit risk
Disclosure of financial risk management [Line Items]
Source of exposure	Cash and cash equivalents, trade receivables, derivative financial instruments, debt instruments and contract assets.
Measurement	Aging analysis. Credit ratings. Probability of default analysis. Stress testing.
Management	Diversification of bankdeposits, credit limits,collateral, credit insurance and letters of credit.Investment guidelinesfor debt instruments.
Liquidity risk
Disclosure of financial risk management [Line Items]
Source of exposure	Borrowings and other liabilities
Measurement	Rolling cash flow forecasts. Stress testing.
Management	Availability of committed credit lines and borrowing facilities from multiple counterparties. Asset-liability management.